Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash available for immediate withdrawal	$ 3,178	$ 568	$ 69	$ 1,561
USD [Member]
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash available for immediate withdrawal	1,585	58
NIS [Member]
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash available for immediate withdrawal	1,569	510
EUR [Member]
Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash available for immediate withdrawal	$ 24